Changes in the accretable yield for the acquired Non-Covered loans (Detail) (SOP Non-Covered Loans [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
SOP Non-Covered Loans [Member]
Accretable yield
Beginning Balance	$ 49,398	$ 0
Additions	19,190	60,805
Accretion	(10,074)	(7,396)
Change In Expected Cash Flows	57,790	(4,011)
Ending Balance	116,304	49,398
Carrying amount of loans
Beginning Balance	173,659	0
Additions	58,799	195,283
Accretion	10,074	7,396
Collections	(29,769)	(29,020)
Ending Balance	212,763	173,659
Less: Allowance for loan losses	16,159	14,536
Carrying amount, net of allowance	$ 196,604	$ 159,123